Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 29, 2023	Apr. 30, 2022	May 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(4)	Average Summary Compensation Table for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1,4)	TSR	Peer Group TSR(2)	Net Income (Thousands)	Operating Income(3)
2023	$563,183	$669,639	322,089	377,287	43.58	0.02	6,802	21,388
2022	538,673	439,151	309,921	250,296	(45.71)	(11.08)	592	4,046
2021	449,838	530,283	267,881	307,723	38.65	63.52	10,926	17,108

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	The individuals who comprised the Non-PEO NEOs in each of the covered fiscal years were Sheila M. Anderson, Chief Financial Officer and Treasurer; Bradley T. Wiemann, Executive Vice President; Matthew J. Kurtenbach, Vice President of Manufacturing; and Carla S. Gatzke, Vice President of Human Resources and Secretary.
Peer Group Issuers, Footnote	The peer group used in this Pay Versus Performance table is the Nasdaq Composite-Total Return. We selected this Index of companies with similar market capitalization because we are unable to identify a peer group of companies similar to us in size and scope of business activities or a widely recognized published industry index that accurately reflects our diverse business activities. Most our direct competitors in our various business units are either privately owned or divisions of larger, publicly owned companies.
PEO Total Compensation Amount	$ 563,183	$ 538,673	$ 449,838
PEO Actually Paid Compensation Amount	$ 669,639	439,151	530,283
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation "Actually Paid" for PEO	2023	2022	2021
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(16,308)	$(28,296)	$(20,520)
Deduction for amounts reported under the "Option Awards" columns in the SCT	(35,039)	(30,375)	(42,660)
Increase for fair value of awards granted during fiscal year that remain unvested as of year end	98,952	31,320	108,540
Increase for fair value of awards granted during fiscal year that vest during year	0	0	0
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	46,934	(75,647)	41,542
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	11,917	3,476	(6,457)
Deduction of fair value of awards granted prior to year that were forfeited during year	0	0	0
Increase based upon incremental fair value of awards modified during year	0	0	0
Increase based on dividends or other earnings paid during year prior to vesting date of award	0	0	0
Total Adjustments	$106,456	$(99,522)	$80,445

Non-PEO NEO Average Total Compensation Amount	$ 322,089	309,921	267,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 377,287	250,296	307,723
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs	2023	2022	2021
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(7,550)	$(13,100)	$(9,500)
Deduction for amounts reported under the "Option Awards" columns in the SCT	(16,313)	(14,063)	(19,750)
Increase for fair value of awards granted during fiscal year that remain unvested as of year end	46,000	14,500	50,250
Increase for fair value of awards granted during fiscal year that vest during year	0	0	0
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	27,498	(45,329)	21,925
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	5,563	(1,633)	(3,083)
Deduction of fair value of awards granted prior to year that were forfeited during year	0	0	0
Increase based upon incremental fair value of awards modified during year	0	0	0
Increase based on dividends or other earnings paid during year prior to vesting date of award	0	0	0
Total Adjustments	$55,198	$(59,625)	$39,842

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The chart below presents a graphical comparison of the Company's TSR to the Peer Group TSR for the three fiscal years covered by the Pay Versus Performance table.
Total Shareholder Return Amount	$ 43.58	(45.71)	38.65
Peer Group Total Shareholder Return Amount	0.02	(11.08)	63.52
Net Income (Loss)	$ 6,802,000	$ 592,000	$ 10,926,000
Company Selected Measure Amount	21,388,000	4,046,000	17,108,000
Additional 402(v) Disclosure	Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our PEO and Non-PEO NEOs for fiscal 2023 to our performance, is operating income. SEC rules require certain adjustments be made to the Summary Compensation Table ("SCT") totals to determine "compensation actually paid" ("CAP") as reported in the Pay Versus Performance Table. "CAP" does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vetsing date (rather than the grant date). The tables below set forth the amounts deducted from and added to the SCT total compensation amounts to calculate CAP for our PEO and average CAP to the Non-PEO NEOs.
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,308)	$ (28,296)	$ (20,520)
PEO | Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,039)	(30,375)	(42,660)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	98,952	31,320	108,540
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	46,934	(75,647)	41,542
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	11,917	3,476	(6,457)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards, Incremental Award Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,456	(99,522)	80,445
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,550)	(13,100)	(9,500)
Non-PEO NEO | Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,313)	(14,063)	(19,750)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	46,000	14,500	50,250
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	27,498	(45,329)	21,925
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,563	(1,633)	(3,083)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Incremental Award Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,198	$ (59,625)	$ 39,842